Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Tax Contingency [Line Items]
Deferred tax asset	$ 2,192,000,000	$ 2,176,000,000
Unrecognized tax benefits	100,000,000	105,000,000	$ 86,000,000	$ 69,000,000
Valuation allowance recorded	1,541,000,000	1,528,000,000
Interest and penalties	1,000,000	1,000,000	1,000,000
Interest and penalty accrual	7,000,000	5,000,000	5,000,000
Amount that affect effective income tax rate	22,000,000
Undistributed earnings of foreign subsidiaries, indefinitely reinvested	1,000,000,000
Gross income tax paid	156,000,000	149,000,000	175,000,000
Income tax refunds	17,000,000	13,000,000	3,000,000
Minimum
Income Tax Contingency [Line Items]
Amount of uncertain tax liabilities	0
Maximum
Income Tax Contingency [Line Items]
Amount of uncertain tax liabilities	48,000,000
Foreign Tax Authority
Income Tax Contingency [Line Items]
Remeasurement of deferred tax assets			(149,000,000)
Capital loss carryforwards	22,000,000
U.S. Federal
Income Tax Contingency [Line Items]
Remeasurement of deferred tax assets			$ (154,000,000)
Capital loss carryforwards	111,000,000
U.S. States
Income Tax Contingency [Line Items]
Capital loss carryforwards	14,000,000
State and Foreign Country Jurisdiction
Income Tax Contingency [Line Items]
Valuation allowance recorded	31,000,000
Net Operating Loss Carryforwards
Income Tax Contingency [Line Items]
Deferred tax asset	295,000,000	304,000,000
Unrecognized tax benefits	81,000,000	55,000,000
Valuation allowance recorded	134,000,000	$ 124,000,000
Capital Loss Carryforward
Income Tax Contingency [Line Items]
Deferred tax asset	1,200,000,000
Valuation allowance recorded	1,200,000,000
Capital Loss Carryforward | Australia
Income Tax Contingency [Line Items]
Capital loss carryforwards	2,600,000,000
Capital Loss Carryforward | U.K.
Income Tax Contingency [Line Items]
Capital loss carryforwards	1,600,000,000
Foreign Tax Credits | U.S. Federal
Income Tax Contingency [Line Items]
Foreign tax credits	35,000,000
General Business Tax Credit Carryforward | U.S. Federal
Income Tax Contingency [Line Items]
Research and development credits	$ 76,000,000